Benefit Plans	12 Months Ended
Dec. 31, 2019
Postemployment Benefits [Abstract]
Benefit Plans
Note 17. Benefit Plans
(in thousands)
The Company provides its employees with a profit sharing and savings plan, which allows employees to direct a percentage of their compensation into a tax deferred retirement account, subject to statutory limitations. To encourage participation, the Company provides a 50 percent matching contribution for up to a maximum of 3 percent of each participant’s compensation, plus discretionary non-matching
contributions. Employees are eligible after one year of service. For 2019, 2018 and 2017, the Company’s contributions were $605, $590 and $538, respectively.
In connection with the acquisition of Charter, the Company assumed the Charter Bank 401(k) Plan. The plan was terminated by Charter immediately prior to the acquisition where the Charter employees had the choice to rollover their account balance into the Company’s plan, rollover their account balance into another account or take a distribution. The final distribution of account balances has occurred. There was no impact on the Company’s consolidated financial statements as of and for the years ended December 31, 2019 associated with the plan.
Deferred Compensation Plans
The Company provides a deferred compensation plan covering its directors. Participants in the deferred compensation plan can defer a portion of their compensation for payment after attaining age 70. Life insurance contracts have been purchased which may be used to fund payments under the plan. Expenses related to this plan were $173, $194 and $190 for the plan years ended December 31, 2019, 2018 and 2017, respectively.
The Company has also entered into deferred compensation arrangements with certain officers that provide for payments to such officers or their survivors after retirement. Life insurance policies have been purchased that may be used to fund all or a portion of the payments under these arrangements. The obligations of the Company under both the directors and officers deferred compensation arrangements are expensed on a systematic basis over the remaining expected service period of the individual directors and officers. Expenses related to this plan were $586, $535 and $522 for the plan years ended December 31, 2019, 2018 and 2017, respectively.